Other income and expenses	6 Months Ended
Jun. 30, 2021
Other income and expenses
Other income and expenses

6Other income and expenses

6.1Other operating income

	For the Three months ended June 30		For the Six months ended June 30
in EUR k	2020	2021	2020	2021
Government grants	703	837	1,405	1,177
Others	98	439	341	465
Total other operating income	801	1,276	1,746	1,642

Government grants include performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants. Other operating income includes the bank loan granted under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) which was forgiven during the three months ended June 30, 2021 (see note 10).

6.2Other operating expenses

	For the Three months ended June 30		For the Six months ended June 30
in EUR k	2020	2021	2020	2021
Currency losses	37	(8)	37	26
Others	—	10	101	10
Total other operating expenses	37	2	138	36

During the six months ended June 30, 2020, the Group disposed of its entire 51% interest in LPC GmbH (“LPC”) to the minority shareholders for a consideration of EUR 213k, of which EUR 200k is to be paid over a period of four years (and included in other assets, see note 7). The related non-controlling interest of EUR 268k (accumulated share of loss) was debited to profit or loss, and the sale resulted in a loss of EUR 101k.